Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Equity Defined Protection ETF® - 1 Yr January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $726.65 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.30%)